OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

August 3, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Rochester Ohio Municipal Fund (the “Registrant”)
Reg. No. 333-132785; File No. 811-21883

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 27, 2015.

Sincerely,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman
Vice President & Assistant Counsel

212-323-5905

cliuhartman@ofiglobal.com

cc:	Valerie Lithotomos, Esq.

Kramer Levin Naftalis & Frankel LLP

KPMG LLP
Gloria LaFond